RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

(17)RELATED PARTY TRANSACTIONS

(1) Purchase of equity interest from a Related Party

In 2023, we acquired 100% equity interests of Jinan Nuobi. The equity interest was transferred from Jun Zhang, the President and Director of the Company, and a consideration of RMB 0.5 million was paid in August, 2023.

(2) Purchase of Office Sharing Service and System Development and Data Services from an Affiliate Company

In October 2021, Huanqiuyimeng entered into an agreement for utilizing certain office space of ApplySquare with a term from October 16, 2021 to October 15, 2022. The total amount of the agreement was RMB1.2 million and expense of RMB 275,967 was recorded for the year ended December 31, 2021. In June 2022, Huanqiuyimeng entered into a supplementary agreement with Applysquare to increase the contract amount by RMB 22,000 for certain expense incurred. In September 2022, Huanqiuyimeng extended the above office space agreement for another year to October 15, 2023 and a total expense of RMB1,128,016 was recorded for the year ended December 31, 2022 in accordance with the above agreements. The office space agreement was terminated in March 2023 due to certain changes in operations. A total expense of RMB 236,960 was recorded for the year ended December 31, 2023.

In January 2022, Huanqiuyimeng entered into an agreement with Applysquare, pursuant to which ApplySquare shall develop system platforms and provide related data services to support Huanqiuyimeng’s operations and service delivery. The total amount of the agreement was RMB 6.5 million, which includes a one-year charge of data and system maintenance services. RMB 3.7 million expense was recorded for the year ended December 31, 2022 in accordance with the development progress. In March 2023, Huanqiuyimeng entered into a supplementary agreement with Applysquare, under which the contract amount was reduced to RMB 6.3 million due to cost optimization. RMB 1.8 million and RMB 0.6 million expenses were recorded for the year ended December 31, 2023 and 2024. As of December 31, 2024, the system development has been completed.

(3) Purchase of video services from an Affiliate Company

In September 2022, Huanqiuyimeng entered into an agreement with ATA Learning Inc., pursuant to which ATA Learning Inc. provided professional videography and production of video services to Huanqiuyimeng. The total amount of the agreement was USD10,000. Majority of the services were completed in December 2022 and expense of RMB 49,579 and RMB 21,248 was recorded accordingly for the years ended December 31, 2022 and 2023, respectively.

(4) Purchase of outsourcing services from an Affiliate Company

Huanqiuyimeng recorded an expense of RMB 259,083 for the year ended December 31, 2024 for outsourcing services purchased from ATA Learning Inc. The services were mainly in relation to master classes.